Property, Plant and Equipment (Regulated and Non-Regulated Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net
Total cost	$ 33,651	$ 32,273
Less: Accumulated depreciation	(10,442)	(9,994)
Total cost less: Accumulated depreciation	23,209	22,279
Construction work in progress	2,959	2,097
Property, Plant and Equipment, Net	26,168	24,376
Generation
Property, Plant and Equipment, Net
Total cost	$ 14,297	13,500
Generation | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Generation | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	131 years
Transmission
Property, Plant and Equipment, Net
Total cost	$ 3,106	2,835
Transmission | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Transmission | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Distribution
Property, Plant and Equipment, Net
Total cost	$ 8,512	7,417
Distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	65 years
Gas transmission and distribution
Property, Plant and Equipment, Net
Total cost	$ 4,658	5,536
Gas transmission and distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Gas transmission and distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	75 years
General plant and other
Property, Plant and Equipment, Net
Total cost	$ 3,078	$ 2,985
General plant and other | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
General plant and other | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years